Investment in Affiliates - Balance Sheet Data (Table) (Details) - Navios Midstream - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	$ 21,731	$ 37,086
Current assets	39,070	62,551
Non-current assets	380,752	393,996
Current liabilities	5,584	4,977
Long- term debt including current portion, net of deferred finance costs and discount	196,173	196,514
Non-current liabilities	$ 195,491	$ 195,839